Derivative Financial Instruments	12 Months Ended
Dec. 31, 2024
Derivative Financial Instruments [Abstract]
Derivative Financial Instruments
24.	Derivative Financial Instruments

The Group’s derivative financial liabilities consist of fair value-measured instruments arising from certain financing arrangements and embedded features within convertible instruments. These liabilities are measured in accordance with IFRS 9 and classified as financial liabilities at fair value through profit or loss (FVTPL).

1. Macquarie Convertible Notes and Warrants

As part of a financing arrangement, the Group issued convertible promissory notes and share purchase warrants to the Macquarie Group. These features underlying the convertible notes and related warrants were classified as derivative financial liabilities and are recognised at fair value on the consolidated statement of financial position. Changes in fair value are recognised in profit or loss at each reporting date.

2. Reclassified Embedded Derivatives from QIND Convertible Notes

As part of the consolidation of QIND, certain convertible instruments previously recorded as straight debt under U.S. GAAP were re-evaluated under IFRS. On consolidation, these were found to include embedded derivative features (e.g., variable conversion pricing, redemption options, or trading price-linked adjustments) which are not closely related to the host debt.

These embedded derivatives were separated from the host debt element and are presented as part of the Group’s derivative financial liabilities. The host debt components remain measured at amortised cost and is disclosed separately under Loans and Borrowings (see Note 25).

These derivative liabilities will continue to be remeasured at fair value at each reporting date until extinguished, converted, or settled.

€’000	Convertible Notes	Private Warrants	Public warrants	Total Derivative Liabilities
Balance – December 31, 2022			7,651
Fair value movement on warrants unexercised			(6,886)
Balance – December 31, 2023	-	-	765	765
Fair value on initial recognition of derivative liabilities	784	163		947
(Decrease) / increase due to conversions during period	(330)	-		(330)
Fair value movement on warrants unexercised	(292)	-	(588)	(880)
(Gain) / loss due to fair value movements at remeasurement	(71)	(149)		(220)
Reclassification of convertible notes on consolidation	354	-		354
Balance – December 31, 2024	445	14	177	636

The Group reassesses the fair value of all derivative instruments using appropriate valuation models and inputs observable in active markets, where available. These instruments are classified as Level 2 in the fair value hierarchy under IFRS 13.